Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3. Property and Equipment
Property and equipment at March 31, 2015 and December 31, 2014 consists of the following:

	Estimated Useful Life (Years)	March 31, 2015 (Unaudited)	December 31, 2014
Laboratory equipment	7	$14,661	$14,661
Computer equipment	3	182,914	182,914
Computer software	3	46,038	46,038
Furniture, fixtures and office equipment	5	24,480	24,480
		268,093	268,093
Less accumulated depreciation		267,178	266,836
		$915	$1,257
Depreciation expense was $342 and $600 for the three month periods ended March 31, 2015 and 2014, respectively.

3. Property and Equipment

Property and equipment at December 31, 2014 and 2013 consists of the following:

	Estimated Useful Life (Years)	2014	2013
Laboratory equipment	7	$14,661	$14,661
Computer equipment	3	182,914	182,914
Computer software	3	46,038	46,038
Furniture, fixtures and office equipment	5	24,480	24,480
		268,093	268,093
Less accumulated depreciation		266,836	265,112
		$1,257	$2,981
Depreciation expense was $1,724 and $5,455 for the years ended December 31, 2014 and 2013, respectively.